Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	BIDU
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31